Fair Value Measurements - Summary of Assets Measured at Fair Value on a Non-Recurring Basis (Detail) ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)
Produced Content
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Produced contents monetized on its own		¥ 47		¥ 74	$ 7
Produced contents monetized on its own		(86)	$ (12)	(95)
Long Term Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments	[1]	530		1,242	76
Long-term investments	[1]	31	5	261
Long Lived Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Core asset group as of September 30, 2025		(16,190)	$ (2,315)
Core asset group as of September 30, 2025		44,748			$ 6,399
Fair Value, Inputs, Level 3 | Produced Content
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Produced contents monetized on its own		47		74
Fair Value, Inputs, Level 3 | Long Term Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments	[1]	530		¥ 1,242
Fair Value, Inputs, Level 3 | Long Lived Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Core asset group as of September 30, 2025		¥ 44,748

[1]	Due to declined financial performances and changes in business circumstances of certain investees, the Group recognized impairment charges of long-term investments in the consolidated statements of comprehensive income during the years ended December 31, 2024 and 2025. For equity investments without readily determinable fair value using the measurement alternative, when there are observable price changes in orderly transactions for identical or similar investments of the same issuer, the investments are re-measured to fair value.